Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepaid Expenses [Abstract]
Prepaid directors and officers’ insurance	$ 1,609,260
Other prepaid expenses	35,920
Total	$ 1,645,180